Subsequent Events (Unaudited) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 27, 2021	Feb. 23, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Jun. 30, 2021	Mar. 27, 2021
Subsequent Event [Line Items]
Proceeds from divesture of businesses	$ 4,000
Dividend per share										$ 0.115	$ 0.115
Gain (Loss) on Disposal of enterprise business Net of Tax	2,000
Unconditional purchase obligations		$ 315	$ 149	$ 431	$ 431		$ 149
Unconditional purchase commitments, expect to incur		expect to incur in the years 2021 through 2026					expire at various dates through 2026
Guarantees			12	11	$ 11		$ 12
Guarantees, expire					2028		expire at various dates through 2028
Restructuring charges					$ 8	$ 1	$ 2	$ 6	$ 19
One Time Termination Benefits Including Severance Payments Accrued And Health Care Benefits [Member]
Subsequent Event [Line Items]
Restructuring charges				$ 2	$ 33
Subsequent Event
Subsequent Event [Line Items]
Proceeds from divesture of businesses	4,000
Gain (Loss) on Disposal of enterprise business Net of Tax	$ 2,000
Subsequent Event | Foundation Technology Worldwide LLC [Member]
Subsequent Event [Line Items]
Tax and excess cash distributions declared			190
Subsequent Event | Continuing L L C Owners [Member]
Subsequent Event [Line Items]
Tax and excess cash distributions declared			152
Subsequent Event | Mcafee Corp [Member]
Subsequent Event [Line Items]
Tax and excess cash distributions declared			$ 38